SHARE BASED COMPENSATION (Summary of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of Share Options
Outstanding, beginning balance	8,134,830	5,639,020	5,844,020
Granted	1,805,784	2,517,810
Exercised	(1,786,449)
Forfeited	(115,215)	(22,000)	(205,000)
Expired
Outstanding, ending balance	8,038,950	8,134,830	5,639,020
Vested and expected to vest	7,383,591
Exercisable	4,420,502
Weighted Average Exercise Price
Outstanding, beginning balance	$ 0.82	$ 0.37	$ 0.36
Granted	$ 3.05	$ 1.83
Exercised	$ 0.14
Forfeited	$ 2.91	$ 1.83	$ 0.06
Expired
Outstanding, ending balance	$ 1.44	$ 0.82	$ 0.37
Vested and expected to vest	$ 1.33
Exercisable	$ 0.77
Weighted Average Remaining Contractual Years
Outstanding	6 years 2 months 8 days
Vested and expected to vest	5 years 11 months 26 days
Exercisable	4 years 5 months 1 day
Exercised, Aggregate Intrinsic Value	$ 25,047,974
Outstanding, Aggregate Intrinsic Value	77,657,938
Vested and expected to vest, Aggregate Intrinsic Value	72,163,881
Exercisable, Aggregate Intrinsic Value	$ 45,664,778